Rialto Investment Segment (Condensed Financial Information By Equity Method Investment) (Details) - Rialto Investments [Member] - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Segment Reporting Information [Line Items]
Cash and cash equivalents		$ 141,609	$ 332,968
Loans receivable		512,034	523,249
Real estate owned		378,702	285,565
Investment securities		795,306	381,555
Real estate partnerships		311,037	149,350
Other assets		45,451	191,624
Total Assets		2,184,139	1,864,311
Accounts payable and other liabilities		20,573	108,514
Notes payable		395,654	398,445
Partner loans		0	163,940
Equity		1,767,912	1,193,412
Total Liabilities and equity		2,184,139	1,864,311
Revenues		150,452	251,533	$ 414,027
Costs and expenses		95,629	252,563	243,483
Other income (expense), net	[1]	479,929	187,446	713,710
Net earnings of unconsolidated entities		534,752	186,416	884,254
Equity in earnings (loss) from unconsolidated entities		$ 59,277	$ 22,353	$ 41,483

[1]	Other income, net for the year ended November 30, 2014 included Fund I, Fund II, Mezzanine Fund and other investments realized and unrealized gains on investments as well as other income from REO. Other income, net for the year ended November 30, 2013 included Fund I, Fund II and other investments realized and unrealized gains on investments as well as other income from REO. Other income, net for the year ended November 30, 2012 included the AB PPIP Fund’s mark-to-market unrealized gains and losses, and realized gains from the sale of investments in the portfolio underlying the AB PPIP fund, all of which the Company's portion was a small percentage.